Cash Reserve [Member] Expense Example - Cash Reserve - TREASURY TRUST FUND - Cash Reserve Shares	Apr. 30, 2025 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 58
Expense Example, with Redemption, 3 Years	187
Expense Example, with Redemption, 5 Years	327
Expense Example, with Redemption, 10 Years	$ 736